Contingencies, commitments and restrictions on the distribution of profits - Contingencies (Details) R$ in Thousands, $ in Millions, $ in Millions											1 Months Ended			12 Months Ended
	Oct. 12, 2020 USD ($)	Dec. 03, 2019 USD ($)	Sep. 14, 2019 BRL (R$)	Aug. 27, 2019 BRL (R$)	Jul. 25, 2019 ARS ($)	Jun. 25, 2019 BRL (R$)	Dec. 04, 2018 USD ($)	Jun. 29, 2017 BRL (R$)	Dec. 29, 2015 BRL (R$)	Nov. 17, 2015 BRL (R$)	Aug. 31, 2018 BRL (R$)	Feb. 21, 2017 USD ($) installment	Nov. 30, 2015 ARS ($) installment	Dec. 31, 2020 BRL (R$)	Dec. 31, 2014 BRL (R$) item	Dec. 31, 2013 item director	Nov. 10, 2020 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Aug. 31, 2011 ARS ($)
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments						R$ 12,100
Payments for extraordinary regime of regularization of tax obligations | $												$ 166.3
Number of monthly consecutive installments for payments of extraordinary regime | installment												60
Insurance policy to guarantee injunction for compensation for environmental damages | $																				$ 97.4
Legal action to suspend payment of annual granting fees																		R$ 253,000	R$ 245,700
Amount of identified three total payments															R$ 858
Legal action to claiming for late payment of taxes.			R$ 1,300
Inframerica Concessionaria do Aeroporto de Brasilia S.A. ("ICAB") | Minimum
Schedule Of Contingencies [Line Items]
Legal action fines														R$ 40,000
Inframerica Concessionaria do Aeroporto de Brasilia S.A. ("ICAB") | Maximum
Schedule Of Contingencies [Line Items]
Legal action fines														150,000
AA2000
Schedule Of Contingencies [Line Items]
Number of tax assessments proceedings initiated | item															3	3
Number of tax assessments proceedings initiated with respect to income tax deductions from services rendered by third parties | director																2
Legal proceedings, claim payments | $													$ 18.4
Number of monthly consecutive installments for claim payments | installment													36
Criminal proceeding against former director
Schedule Of Contingencies [Line Items]
Legal proceedings, number of defendant former director | director																2
Administrative Proceeding For Economic Reequilibrium Of ICABs Concession Agreement
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments								R$ 196,800
Legal proceedings, claim amount denied by Brazilian ANAC									R$ 758,600					944,500
Proceeds deducted from future fixed grants											R$ 9,500			1,600
Administrative Proceedings - lawsuit against Organismo Regulador del Sistema Nacional de Aeropuertos
Schedule Of Contingencies [Line Items]
Preferred Stock Dividend Payable | $					$ 118.0
Adjusted inflation amount | $					$ 5,914.0
Administrative Proceeding For Economic Reequilibrium Of Inframerica Concession ria do Aeroporto de So Gonalo do Amarantes Concession Agreement
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments									R$ 1,000,000
Legal proceedings, claim amount denied by Brazilian ANAC														1,000
Economic re-equilibrium in connection with the landing strip renovation														8,800
Legal Proceeding For Breach Of Provision By ICAB
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments										R$ 10,600
Tax Proceedings
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments				R$ 17,000
Legal proceedings, claim amount														R$ 5,000
Tax Proceedings | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments | $	$ 0.9
Legal proceedings, claim amount | $																	$ 1.4
Aeropuertos del Neuqu?n S.A. ("NQN") legal proceedings
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments | $		$ 4.7					$ 0.5